GROUP STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	$ 15,521	$ 47,017	$ 50,558
Power and hosting costs	(12,629)	(32,887)	(35,964)
Power Credits		1,498	7,163
Depreciation - mining hardware	(2,605)	(14,171)	(18,656)
Gross profit/(loss)	287	1,457	3,101
Operating Costs	(11,050)	(12,536)	(18,949)
Gain on hedging		(487)
Share based payment charge	(2,636)	(3,759)	(3,892)
Operating profit/(loss)	(13,399)	(15,325)	(19,740)
Gain/(loss) on sale of investments		(842)	36
Write off of investment			(2,236)
Gain/(loss) on disposal of fixed assets	634	(429)
Investment fair value movement	(300)
Finance costs	(4,202)	(6,810)	(11,556)
Other income	157	708	346
Impairment of tangible fixed assets	(609)	(31,498)	(855)
Gain/(Loss) on disposal of intangible assets	98	(98)	1,166
Impairment of intangible assets	(121)	(468)	(1,082)
Equity accounted loss from associate			(716)
Gain on extinguishment of debt	22,414
Profit/(loss) before taxation	4,672	(54,762)	(34,637)
Tax credit/(expense)	412	(340)
Profit/(loss) after taxation	5,084	(55,102)	(34,637)
Other comprehensive income
Currency translation reserve	(490)	(241)	(1,175)
Total other comprehensive profit/(loss)	(490)	(241)	(1,175)
Total comprehensive profit/(loss) attributable to the equity holders of the Company	$ 4,594	$ (55,343)	$ (35,812)
Profit/(loss) per share attributable to equity owners (cents)
Basic earnings/(loss) per share	$ 0.0023	$ (0.09)	$ (0.07)
Diluted earnings/(loss) per share	$ 0.0023	$ (0.09)	$ (0.07)